Authorised and issued share capital - Additional Information (Detail) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2019 GBP (£) shares ADRs yr £ / shares $ / ADRs	Dec. 31, 2018 GBP (£) £ / shares $ / ADRs shares	Dec. 31, 2017 £ / shares $ / ADRs
Disclosure of classes of share capital [line items]
Share option granted in Life | yr	10
WPP Share Option Plan 2015 [member] | Bottom of range [member]
Disclosure of classes of share capital [line items]
Threshold period for employment participation in employee stock ownership plan	2 years
WPP Worldwide Share Ownership Program [member]
Disclosure of classes of share capital [line items]
Vesting period	3 years
WPP Worldwide Share Ownership Program [member] | Bottom of range [member]
Disclosure of classes of share capital [line items]
Threshold period for employment participation in employee stock ownership plan	2 years
Executive Stock Option Plan [member]
Disclosure of classes of share capital [line items]
Vesting period	3 years
Share option performance effect	Nine years and eight months
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Number of the ordinary shares of the Company held by the ESOP	9,219,837	14,820,994
Market value of the ordinary shares of the Company held by the ESOP | £	£ 98.3	£ 125.5
Number of ordinary shares held in treasury	70,787,730	70,854,553
Ordinary shares held in Treasury at market value | £	£ 755.0	£ 599.9
Average share price | £ / shares	£ 9.39	£ 11.56	£ 15.86
Ordinary shares [member] | WPP Share Option Plan 2015 [member]
Disclosure of classes of share capital [line items]
Number of ordinary shares under option	13,413,425
Ordinary shares [member] | WPP Executive Share Option Scheme [member]
Disclosure of classes of share capital [line items]
Number of ordinary shares under option	6,741
Ordinary shares [member] | WPP Worldwide Share Ownership Program [member]
Disclosure of classes of share capital [line items]
Number of ordinary shares under option	2,757,654
American depository receipts [member]
Disclosure of classes of share capital [line items]
Average ADR Price | $ / ADRs	59.93	77.31	101.86
American depository receipts [member] | WPP Share Option Plan 2015 [member]
Disclosure of classes of share capital [line items]
Unexercised options | ADRs	1,396,745
American depository receipts [member] | WPP Worldwide Share Ownership Program [member]
Disclosure of classes of share capital [line items]
Unexercised options | ADRs	388,854
Share purchase options [member]
Disclosure of classes of share capital [line items]
Unrecognised compensation costs related to share options | £	£ 7.3	£ 8.5
Unrecognised compensation cost related to share options, weighted average period	19 months	20 months